UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mission Global Advisors, LLC

Address:  460 Park Avenue, 15th Floor
          New York, New York 10022



13F File Number: 028-13385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward W. Assad
Title:  Managing Member
Phone:  (212) 909 1604


Signature, Place and Date of Signing:

/s/ Edward W. Assad              New York, New York           August 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:  $1,961
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number          Name

1.         028-13387                     Mission Global Asset Master Fund, Ltd.

2.         028-13215                     Opus Trading Fund



                                              FORM 13F INFORMATION TABLE
                                                  June 30, 2010



COLUMN 1                        COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6       COLUMN 7      COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/  INVESTMENT      OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP      (X$1000)  PRN AMT  PRN CALL  DISCRETION      MANAGERS  SOLE  SHARED  NONE
--------------                  --------        -----      --------  -------  --- ----  ----------      --------  ----  ------  ----
APPLE INC                       COM             037833100   136         540    SH        SHARED-DEFINED   1         540
APPLE INC                       COM             037833100   116         460    SH        SHARED-OTHER     2         460
BP PLC                          SPONSORED ADR   055622104   624       21600    SH        SHARED-DEFINED   1       21600
BP PLC                          SPONSORED ADR   055622104   531       18400    SH        SHARED-OTHER     2       18400
CITIGROUP INC                   COM             172967101    20        5400    SH        SHARED-DEFINED   1        5400
CITIGROUP INC                   COM             172967101    17        4600    SH        SHARED-OTHER     2        4600
DIAMOND OFFSHORE DRILLING IN    COM             25271C102   201        3240    SH        SHARED-DEFINED   1        3240
DIAMOND OFFSHORE DRILLING IN    COM             25271C102   172        2760    SH        SHARED-OTHER     2        2760
GENERAL ELECTRIC CO             COM             369604103    78        5400    SH        SHARED-DEFINED   1        5400
GENERAL ELECTRIC CO             COM             369604103    66        4600    SH        SHARED-OTHER     2        4600



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